Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Depreciation expense (in Dollars)	$ 2,978	$ 7,172
Long-term investments (in Dollars)	275,607		$ 284,998
Impairment charge recognized (in Dollars)
Impairment for operating lease right-of-use lease assets (in Dollars)
Advance from customers (in Dollars)	5,222,810		3,837,621
Costs qualified for capitalization (in Dollars)
Taxable income (in Dollars)
Value added tax	6.00%
Total change in fair value (in Dollars)	$ (3,734,131)	$ (6,743,319)
Description of segment information	The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO
Cash balances (in Dollars)	$ 6,001,157		$ 8,068,560
Aggregate deposits (in Yuan Renminbi) | ¥							¥ 500,000
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		15.00%
Customer Concentration Risk [Member] | Customer One [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	28.00%		36.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	27.00%		15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			12.00%
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Investment				$ 275,607	¥ 2,000,000
Equity interest percentage				6.25%	6.25%
Service in Advance [Member]
Summary of Significant Accounting Policies [Line Items]
Advance from customers (in Dollars)	$ 4,692,845		$ 3,837,621
Suppliers One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.00%		22.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.00%		16.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%		11.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			10.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)	$ 147,015		$ 5,691,192
Beijing Mofy and Xi’an Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			40.00%			40.00%